Operating segments - Geographical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 69,731	$ 102,368
Non-current assets	78,429	212,801
Poland
Disclosure of geographical areas [line items]
Revenue	21,655	11,262
United States
Disclosure of geographical areas [line items]
Revenue	14,995	25,702
Non-current assets	4,322	8,600
United Kingdom
Disclosure of geographical areas [line items]
Revenue	12,774	8,178
Germany
Disclosure of geographical areas [line items]
Revenue	4,184	14,490
France
Disclosure of geographical areas [line items]
Revenue	4,023	3,307
Canada
Disclosure of geographical areas [line items]
Revenue	3,002	12,034
Non-current assets	63,883	186,109
China
Disclosure of geographical areas [line items]
Revenue	2,631	11,980
Non-current assets	8,249	13,916
Denmark
Disclosure of geographical areas [line items]
Revenue	2,157	2,240
Non-current assets	1,975	4,176
Taiwan
Disclosure of geographical areas [line items]
Revenue	727	1,381
Netherlands
Disclosure of geographical areas [line items]
Revenue	668	4,812
Belgium
Disclosure of geographical areas [line items]
Revenue	634	2,089
Korea
Disclosure of geographical areas [line items]
Revenue	357	109
Norway
Disclosure of geographical areas [line items]
Revenue	267	779
Spain
Disclosure of geographical areas [line items]
Revenue	260	857
Japan
Disclosure of geographical areas [line items]
Revenue	180	76
India
Disclosure of geographical areas [line items]
Revenue	92	2,034
Australia
Disclosure of geographical areas [line items]
Revenue	11	51
Other countries
Disclosure of geographical areas [line items]
Revenue	$ 1,114	$ 987